CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN DEFICIT (Parenthetical)	6 Months Ended
Jun. 30, 2015 USD ($)
Foreign currency translation adjustment, tax	$ 0
Issuance of new shares, related expense	$ 0